STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

November 30, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.4%
Alabama - 2.1%
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2023	2,000,000		2,001,603
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2024	3,000,000		2,998,943
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	5,000,000	[a]	4,981,793
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	12/1/2026	835,000		841,942
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2026	450,000		453,821
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	12/1/2024	325,000		327,243
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2024	275,000		276,598
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	12/1/2025	420,000		423,503
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2025	300,000		302,335
Southeast Energy Authority, Revenue Bonds, Ser. B1	5.00	8/1/2025	1,500,000		1,532,325
Southeast Energy Authority, Revenue Bonds, Ser. B1	5.00	8/1/2024	1,000,000		1,015,168
Southeast Energy Authority, Revenue Bonds, Ser. B1	5.00	8/1/2023	500,000		503,496
				15,658,770
Arizona - 1.6%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2024	870,000		882,882
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2023	800,000		806,776
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp.)	5.00	6/3/2024	7,000,000	[a]	7,103,335

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.4% (continued)
Arizona - 1.6% (continued)
The Yavapai County Industrial Development Authority, Revenue Bonds (Waste Management Project) Ser. A2	2.20	6/3/2024	3,350,000	[a]	3,245,365
				12,038,358
Arkansas - .1%
Arkansas Development Finance Authority, Revenue Bonds (Arkansas Division of Emergency Management Project)	4.00	6/1/2029	1,000,000		1,035,607
California - 5.2%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2025	400,000		415,267
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	380,000		390,034
California Health Facilities Financing Authority, Revenue Bonds, Refunding	5.00	10/1/2025	4,565,000	[a]	4,831,286
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	4.00	11/1/2025	1,025,000		1,037,033
California Pollution Control Financing Authority, Revenue Bonds, Refunding (American Water Capital Project)	0.60	9/1/2023	1,000,000	[a]	980,492
California Public Finance Authority, Revenue Bonds (ENSO Village Project) Ser. B3	2.13	11/15/2027	3,000,000	[b]	2,789,220
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	2.38	11/15/2028	1,000,000	[b]	921,683
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2024	310,000		314,322
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2025	440,000		451,371
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2026	440,000		455,767
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2023	2,460,000		2,471,006
Los Angeles Department of Airports, Revenue Bonds (Green Bond) Ser. G	5.00	5/15/2026	9,040,000		9,565,530

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 95.4% (continued)
California - 5.2% (continued)
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2023	260,000	261,897
Silicon Valley Clean Water, Revenue Bonds, Ser. A	3.00	3/1/2024	3,000,000	3,012,352
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2024	700,000	715,147
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2025	500,000	516,640
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2026	600,000	626,388
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2023	580,000	585,539
Vernon Electric System, Revenue Bonds, Ser. A	5.00	4/1/2024	1,100,000	1,119,335
Vernon Electric System, Revenue Bonds, Ser. A	5.00	10/1/2024	1,250,000	1,279,521
Western Placer Unified School District, BAN	2.00	6/1/2025	5,000,000	4,786,242
Western Placer Unified School District, BAN	2.00	6/1/2025	1,000,000	957,479
				38,483,551
Colorado - .8%
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association Collateral) Ser. K	3.88	5/1/2050	2,250,000	2,243,619
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association) Ser. B	3.00	5/1/2051	2,455,000	2,378,568
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	1,630,000	1,620,519
				6,242,706
Connecticut - 1.2%
Connecticut, GO, Ser. F	5.00	11/15/2025	2,975,000	3,107,601
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2023	165,000	166,564
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2024	340,000	347,970

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 95.4% (continued)
Connecticut - 1.2% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2026	200,000	209,519
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2024	650,000	653,733
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2023	550,000	552,080
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2025	600,000	603,598
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	4.00	11/15/2045	2,945,000	2,946,758
				8,587,823
Delaware - .1%
Delaware River & Bay Authority, Revenue Bonds, Refunding	5.00	1/1/2025	500,000	522,788
District of Columbia - 3.1%
District of Columbia, GO, Ser. A	5.00	6/1/2027	1,000,000	1,058,141
District of Columbia Water & Sewer Authority, Revenue Bonds, Ser. C	1.75	10/1/2024	21,000,000	[a] 20,396,380
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2025	1,500,000	1,571,649
				23,026,170
Florida - 2.5%
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	5.00	12/1/2024	1,900,000	1,972,066
Broward County, Revenue Bonds, Ser. B	5.00	9/1/2025	1,875,000	1,965,658
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2024	1,250,000	1,288,704
Broward County School District, COP, Ser. A	5.00	7/1/2025	10,660,000	11,257,958
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Luice Project) Ser. B	5.00	10/1/2026	1,600,000	1,721,591
				18,205,977

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.4% (continued)
Georgia - 2.7%
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	1,000,000		1,021,507
Fayette County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Obligated Group)	5.00	7/1/2024	2,000,000	[a]	2,040,226
Main Street Natural Gas Inc., Revenue Bonds, Ser. B	4.00	12/2/2024	2,600,000	[a]	2,617,354
Main Street Natural Gas Inc., Revenue Bonds, Ser. C	4.00	12/1/2024	700,000		699,222
Main Street Natural Gas Inc., Revenue Bonds, Ser. C	4.00	12/1/2025	1,000,000		996,274
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.25	5/25/2023	8,000,000	[a]	7,939,853
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.25	5/25/2023	5,000,000	[a]	4,972,266
				20,286,702
Hawaii - 1.4%
Honolulu City & County, GO (Honolulu Rail Transit Project) Ser. E	5.00	9/1/2023	5,000,000	[a]	5,059,294
Honolulu City & County, GO (Honolulu Rail Transit Project) Ser. E	5.00	9/1/2023	5,000,000	[a]	5,059,543
				10,118,837
Illinois - 5.4%
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2023	730,000		729,571
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2024	850,000		839,476
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2025	5,000,000		5,068,503
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2024	500,000		504,316
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2023	500,000		500,497
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	2,000,000		2,063,677
Illinois, GO	5.00	6/1/2024	5,000,000		5,109,966
Illinois, GO, Refunding	5.00	2/1/2024	10,000,000		10,177,385
Illinois, GO, Ser. A	5.00	3/1/2024	2,000,000		2,037,641
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B1	5.00	11/15/2024	2,750,000	[a]	2,821,015
Illinois Housing Development Authority, Revenue Bonds (Berry Manor Apartments LP)	4.00	9/1/2024	1,000,000	[a]	1,009,406

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.4% (continued)
Illinois - 5.4% (continued)
Illinois Housing Development Authority, Revenue Bonds, Refunding (Insured; GNMA,FNMA,FHLMC) Ser. A2	3.15	8/1/2024	1,185,000		1,177,659
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2033	2,500,000		2,550,279
Springfield IL Electric, Revenue Bonds, Refunding	5.00	3/1/2027	5,200,000		5,416,690
				40,006,081
Indiana - 2.4%
Columbus Multi School Building Corp., Revenue Bonds, Refunding (Bartholomew Consolidated School)	4.00	1/15/2024	1,140,000		1,155,042
Columbus Multi School Building Corp., Revenue Bonds, Refunding (Bartholomew Consolidated School)	4.00	7/15/2023	1,380,000		1,390,714
Indiana Finance Authority, Revenue Bonds (Ohio River Bridges East End Crossing Project) Ser. A	5.00	7/1/2023	10,000,000	[c]	10,121,929
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light) Ser. B	0.95	4/1/2026	3,300,000	[a]	2,881,079
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2025	690,000		711,998
Indiana Housing & Community Development Authority, Revenue Bonds (Emerald Pointe LLC)	5.00	11/1/2024	1,135,000	[a]	1,162,089
				17,422,851
Iowa - 2.0%
Iowa Finance Authority, Revenue Bonds (Green Bond) (Gevo NW Iowa RNG) (LOC; Citibank NA)	1.50	4/1/2024	3,000,000	[a]	2,935,151
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2025	570,000		592,056
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2023	515,000		521,706
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2024	540,000		553,814
PEFA Inc., Revenue Bonds (Gas Project)	5.00	9/1/2026	10,000,000	[a]	10,246,057
				14,848,784

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.4% (continued)
Kentucky - .7%
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	2,500,000	[a]	2,493,496
Owen County, Revenue Bonds, Refunding (Kentucky-American Water Obligated Group) Ser. 2020	0.70	9/1/2023	2,500,000	[a]	2,452,337
				4,945,833
Louisiana - 1.7%
Louisiana Gasoline & Fuels, Revenue Bonds, Refunding, Ser. A	0.60	5/1/2023	4,000,000	[a]	3,947,611
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (American BioCarbon CT LLC)	3.85	8/1/2023	3,500,000	[a]	3,502,304
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Louisiana Insurance Guaranty Association)	5.00	8/15/2025	3,150,000		3,319,286
Metropolitan Council of Baton Rouge & Parish of East Baton Rouge, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2023	1,100,000		1,116,097
Metropolitan Council of Baton Rouge & Parish of East Baton Rouge, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2024	1,000,000		1,035,903
				12,921,201
Maine - .6%
Maine Housing Authority, Revenue Bonds, Ser. C	4.00	11/15/2050	1,945,000		1,946,669
Maine Housing Authority, Revenue Bonds, Ser. F	4.25	11/15/2048	2,150,000		2,164,364
				4,111,033
Massachusetts - 2.5%
Greater Attleboro-Taunton Regional Transit Authority, RAN	3.75	8/18/2023	8,200,000		8,228,152
Hamilton Wenham Regional School District, BAN, Refunding	1.50	1/19/2023	1,081,400		1,079,986
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2024	720,000		743,721

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.4% (continued)
Massachusetts - 2.5% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2023	300,000		304,896
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2024	500,000		514,677
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2023	350,000		354,126
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	5,000,000	[a]	5,009,912
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding	9.59	8/1/2023	2,600,000	[d]	2,653,782
				18,889,252
Michigan - .9%
Michigan Strategic Fund, Revenue Bonds (Consumers Energy Co.)	1.80	10/1/2024	6,650,000	[a]	6,429,177
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2026	450,000		483,605
				6,912,782
Minnesota - .1%
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.50	7/1/2050	1,120,000		1,105,238
Missouri - 1.3%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2025	650,000		679,124
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2024	1,000,000		1,029,397
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2023	700,000		707,329
Missouri Board of Public Buildings, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000		2,002,133

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 95.4% (continued)
Missouri - 1.3% (continued)
Missouri Development Finance Board, Revenue Bonds, Refunding (The Nelson Gallery Foundation) Ser. A	3.00	12/1/2022	3,540,000	3,540,000
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.50	11/1/2050	1,930,000	1,902,808
				9,860,791
Montana - .1%
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2025	325,000	342,726
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2024	400,000	414,338
				757,064
Nebraska - 1.0%
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	9/1/2045	4,395,000	4,247,697
Nebraska Investment Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. E	3.75	9/1/2049	2,970,000	2,941,465
				7,189,162
Nevada - .9%
Clark County, GO, Refunding, Ser. B	5.00	11/1/2028	5,000,000	5,418,211
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	6/15/2024	1,175,000	1,182,386
				6,600,597
New Hampshire - .8%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A3	2.15	7/1/2024	4,000,000	[a] 3,865,732
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A4	2.15	7/1/2024	2,000,000	[a] 1,932,866
				5,798,598
New Jersey - 5.7%
Jefferson, BAN, Refunding	3.00	6/16/2023	10,000,000	10,025,781

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.4% (continued)
New Jersey - 5.7% (continued)
New Jersey, GO (COVID-19 Emergency Bond) Ser. A	4.00	6/1/2023	5,000,000		5,035,245
New Jersey Economic Development Authority, Revenue Bonds, Refunding (American Water Co.) Ser. B	1.20	6/1/2023	2,500,000	[a]	2,475,721
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. N1	5.50	9/1/2025	1,250,000		1,333,899
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. GGG	5.25	9/1/2024	10,000,000	[b]	10,390,463
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2024	300,000		309,306
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2025	400,000		419,272
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2023	220,000		222,669
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Ser. H	3.00	10/1/2052	4,915,000		4,679,153
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2024	1,750,000		1,818,630
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2025	5,125,000		5,371,924
				42,082,063
New Mexico - 2.2%
New Mexico Finance Authority, Revenue Bonds, Refunding, Ser. B1	5.00	6/15/2027	9,180,000		9,499,791
New Mexico Finance Authority, Revenue Bonds, Ser. B	5.00	6/15/2027	1,000,000		1,099,439
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2025	5,500,000	[a]	5,638,868
				16,238,098
New York - 19.0%
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2023	1,225,000		1,247,170
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2022	875,000		875,592

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.4% (continued)
New York - 19.0% (continued)
Long Island Power Authority, Revenue Bonds, Ser. B	1.65	9/1/2024	7,000,000	[a]	6,760,579
Metropolitan Transportation Authority, BAN, Ser. A1	5.00	2/1/2023	10,000,000		10,028,463
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	2,200,000	[a]	2,244,161
New York City, GO, Refunding, Ser. B1	5.00	8/1/2025	8,600,000		9,121,882
New York City, GO, Ser. D3	5.00	8/1/2038	5,000,000		5,066,542
New York City Housing Development Corp., Revenue Bonds (Insured; Federal Housing Administration) Ser. F2	0.60	7/1/2025	2,000,000	[a]	1,844,406
New York City Housing Development Corp., Revenue Bonds (LOC; Federal Housing Administration) Ser. D2	0.70	11/1/2024	2,000,000	[a]	1,893,111
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; National Public Finance Guarantee Corp.)	9.05	3/1/2023	2,000,000	[d]	2,019,749
New York State Housing Finance Agency, Revenue Bonds (Green Bond) Ser. I	2.65	5/1/2023	885,000		884,606
New York State Housing Finance Agency, Revenue Bonds (Insured; SONYMA) Ser. M2	0.75	11/1/2025	5,000,000		4,612,862
New York State Housing Finance Agency, Revenue Bonds (Insured; SONYMA, FNMA, FHLMC) Ser. N	1.50	11/1/2023	1,000,000		987,449
New York State Housing Finance Agency, Revenue Bonds, Ser. E	0.85	11/1/2024	1,250,000		1,181,545
New York State Housing Finance Agency, Revenue Bonds, Ser. E	0.95	5/1/2025	1,000,000		926,798
New York State Housing Finance Agency, Revenue Bonds, Ser. P	1.60	11/1/2024	5,000,000		4,825,103
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 186	3.95	4/1/2025	3,515,000		3,529,515
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 191	3.00	10/1/2024	1,000,000		993,955
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2024	1,000,000		1,026,388

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.4% (continued)
New York - 19.0% (continued)
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2023	1,300,000		1,318,217
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2027	1,425,000		1,452,203
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2026	1,625,000		1,656,148
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2025	2,260,000		2,361,739
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2023	2,710,000		2,751,497
Rye School District, BAN	3.25	6/30/2023	11,517,124		11,570,777
Schenectady School District, BAN (Insured; State Aid Withholding)	3.50	7/20/2023	5,350,000		5,366,934
South Country Central School District at Brookhaven, TAN (Insured; State Aid Withholding)	5.00	6/22/2023	5,000,000		5,053,911
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	5/15/2026	5,000,000		5,208,264
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A2	2.00	5/15/2024	21,875,000	[a]	21,375,845
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B2	5.00	5/15/2026	3,500,000	[a]	3,712,879
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE -1	5.00	12/15/2028	2,500,000		2,723,026
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE -1	5.00	6/15/2028	5,290,000		5,708,796
Webster Central School District, BAN, Refunding (Insured; State Aid Withholding)	4.00	6/28/2023	10,000,000		10,072,818
				140,402,930

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.4% (continued)
Ohio - 1.2%
American Municipal Power, Revenue Bonds, Refunding, Ser. A2	1.00	8/15/2024	2,000,000	[a]	1,917,498
Lancaster Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2025	4,260,000	[a]	4,364,090
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2025	780,000		824,674
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.25	3/1/2050	1,810,000		1,771,504
				8,877,766
Oklahoma - .7%
Tulsa County Independent School District No. 1, GO, Ser. B	2.00	8/1/2024	5,000,000		4,922,714
Oregon - .6%
Oregon Housing & Community Services Department, Revenue Bonds, Ser. C	3.00	1/1/2052	2,060,000		1,998,763
Oregon Housing & Community Services Department, Revenue Bonds, Ser. D	4.75	1/1/2050	2,410,000		2,447,699
				4,446,462
Pennsylvania - 3.1%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University) Ser. 20	5.00	3/1/2024	500,000	[e]	512,021
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University) Ser. 20	5.00	3/1/2026	1,660,000	[e]	1,760,278
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University) Ser. 20	5.00	3/1/2025	500,000	[e]	522,610
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2023	950,000		967,833
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2024	705,000		732,468
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Gwynedd Mercy University Project)	1.13	5/1/2023	1,220,000	[a]	1,209,088

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.4% (continued)
Pennsylvania - 3.1% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Pennsylvania's State System of Higher Education)	0.74	6/15/2024	4,000,000		3,748,936
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	1.75	8/1/2024	5,000,000	[a]	4,791,846
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2024	1,000,000		1,039,576
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2023	1,000,000		1,017,246
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA)	1.81	12/1/2039	1,700,000	[f]	1,700,000
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2024	500,000		507,403
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C, 1 Month MUNIPSA +.65%	2.50	12/1/2023	3,000,000	[a,g]	2,997,019
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2023	1,100,000		1,119,506
				22,625,830
Rhode Island - 2.2%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence Public Building Authority) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/15/2027	9,915,000		10,416,450
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.00	10/1/2050	1,620,000		1,570,151
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.50	10/1/2050	2,015,000		1,987,462
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	0.45	10/1/2023	2,445,000	[a]	2,380,754
				16,354,817

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.4% (continued)
South Carolina - 2.2%
Patriots Energy Group Financing Agency, Revenue Bonds, Ser. A	4.00	2/1/2024	5,000,000	[a]	5,018,659
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	3.25	1/1/2052	2,940,000		2,877,712
South Carolina Ports Authority, Revenue Bonds	5.25	7/1/2025	5,000,000	[c]	5,270,479
South Carolina Ports Authority, Revenue Bonds, Refunding	5.25	7/1/2025	1,445,000	[c]	1,523,168
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2024	730,000		748,404
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2023	1,200,000		1,209,766
				16,648,188
Texas - 11.2%
Austin Affordable Public Facility Corp., Revenue Bonds (Bridge at Turtle Creek)	0.42	12/1/2023	3,350,000	[a]	3,330,112
Austin Airport System, Revenue Bonds, Ser. B	5.00	11/15/2024	600,000		621,122
Dallas Housing Finance Corp., Revenue Bonds (Estates at Shiloh)	1.25	7/1/2023	2,000,000	[a]	1,978,625
Denton County Housing Finance Corp., Revenue Bonds (Pathway on Woodrow)	5.00	2/1/2025	3,000,000	[a]	3,099,020
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	0.72	8/1/2026	1,720,000	[a]	1,542,362
Georgetown Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	5,000,000	[a]	4,969,090
Housing Options, Revenue Bonds (Estelle Village Apartments)	3.90	2/1/2025	3,150,000	[a]	3,168,559
Hutto Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. 2015	2.00	8/1/2025	2,000,000	[a]	1,954,389
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services)	5.00	5/15/2025	2,125,000		2,231,956
Matagorda County Navigation District No. 1, Revenue Bonds, Refunding	0.90	9/1/2023	3,750,000	[a]	3,682,095
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	3,500,000		3,657,346

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.4% (continued)
Texas - 11.2% (continued)
Pasadena Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	1.50	8/15/2024	4,000,000	[a]	3,916,910
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	9,725,000	[a]	9,709,094
Prosper Independent School District, GO	3.00	8/15/2025	5,805,000	[a]	5,783,027
San Antonio Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,230,000		1,243,006
San Antonio Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,000,000		1,010,574
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	1.75	12/1/2025	2,500,000	[a]	2,371,517
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. 2019	2.75	12/1/2022	2,250,000	[a]	2,250,000
San Antonio Water System, Revenue Bonds, Ser. 2013-F	1.00	11/1/2026	1,275,000	[a]	1,133,339
Sherman Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	3,645,000	[a]	3,626,971
Sherman Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	755,000	[a,c]	751,905
Sherman Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	600,000	[a,c]	597,540
Sinton Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.75	8/15/2023	5,000,000	[a]	4,990,433
Texas, GO, Ser. A	1.92	6/1/2045	2,805,000	[f]	2,805,000
Texas, GO, Ser. A	1.95	6/1/2043	1,000,000	[f]	1,000,000
Texas, GO, Ser. A	1.95	6/1/2041	2,000,000	[f]	2,000,000
Texas, GO, Ser. A	1.95	6/1/2044	1,700,000	[f]	1,700,000
Texas Department of Housing & Community Affairs, Revenue Bonds (FishPond Living at Corpus Christi)	0.50	6/1/2023	2,000,000	[a]	1,971,505
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2023	750,000		759,057

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.4% (continued)
Texas - 11.2% (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2022	500,000		500,248
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2025	875,000		898,142
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2024	625,000		637,837
Travis County, GO, Refunding	5.00	3/1/2023	1,100,000		1,102,502
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2026	1,000,000		1,072,307
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2025	1,000,000		1,052,037
				83,117,627
U.S. Related - .6%
Antonio B. Won International Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2023	825,000		837,918
Puerto Rico, Notes	0.00	11/1/2051	1,722,505	[f]	770,821
Puerto Rico Highways & Transportation Authority, TRAN, Ser. K	5.00	7/1/2017	2,885,000	[h]	577,000
Puerto Rico Housing Finance Authority, Revenue Bonds, Refunding (Puerto Rico Public Housing Project)	5.00	12/1/2023	2,500,000		2,553,539
				4,739,278
Utah - .4%
Utah County, Revenue Bonds (IHC Health Services Obligated Group) Ser. B	5.00	8/1/2024	3,000,000	[a]	3,097,308
Virginia - .6%
Halifax County Industrial Development Authority, Revenue Bonds (Virginia Electric and Power Co.)	1.65	5/31/2024	1,750,000	[a]	1,686,927
Louisa Industrial Development Authority, Revenue Bonds (Virginia Electric and Power Co.)	1.65	5/31/2024	3,000,000	[a]	2,891,875
				4,578,802
Washington - 3.3%
Everett Housing Authority, Revenue Bonds (Baker Heights Legacy)	0.30	9/1/2023	1,000,000	[a]	976,790
King County Housing Authority, Revenue Bonds, Refunding	2.00	10/1/2023	100,000		99,280
King County Housing Authority, Revenue Bonds, Refunding	3.00	10/1/2025	150,000		149,515

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.4% (continued)
Washington - 3.3% (continued)
King County Housing Authority, Revenue Bonds, Refunding	3.00	10/1/2024	100,000		100,012
King County Housing Authority, Revenue Bonds, Refunding	4.00	10/1/2026	150,000		155,116
Port of Seattle, GO, Ser. A	5.00	12/1/2025	1,860,000		1,972,817
Port of Seattle, GO, Ser. A	5.00	12/1/2024	1,775,000		1,850,391
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2026	4,600,000		4,868,601
Seattle Housing Authority, Revenue Bonds (LAM BOW Apartments Project)	1.25	6/1/2024	1,500,000		1,462,321
Vancouver Housing Authority, Revenue Bonds (Anthem Park & Columbia Housing Project)	2.00	6/1/2023	5,000,000		4,975,160
Washington, GO, Refunding, Ser. B	5.00	7/1/2028	4,000,000		4,271,826
Washington, GO, Refunding, Ser. R-C	5.00	7/1/2025	2,435,000		2,469,492
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2024	200,000	[b]	207,901
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2025	275,000	[b]	289,254
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2022	250,000	[b]	250,000
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2023	250,000	[b]	255,279
				24,353,755
Wisconsin - 1.2%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. B5	5.00	12/3/2024	4,660,000	[a]	4,838,131
Wisconsin Housing & Economic Development Authority Housing Revenue, Revenue Bonds, Refunding, Ser. B	0.40	11/1/2023	2,000,000	[a]	1,942,949
Wisconsin Housing & Economic Development Authority Housing Revenue, Revenue Bonds, Refunding, Ser. B	0.50	11/1/2024	2,000,000	[a]	1,877,327
				8,658,407
Total Long-Term Municipal Investments (cost $728,204,950)			706,720,601

Short-Term Municipal Investments - 4.5%
Alabama - .1%
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2022	750,000	750,000
California - .0%
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2023	200,000	200,231
Indiana - .1%
Indianapolis Board of School Commissioners, GO	5.00	1/15/2023	1,000,000	1,002,924
Massachusetts - .2%
Norton, BAN	1.50	12/15/2022	1,400,000	1,399,469
New York - 3.8%
Adirondack Central School District, BAN, Refunding (Insured; State Aid Withholding)	3.25	6/28/2023	10,000,000	10,036,606
Monticello Central School District, BAN, Refunding (Insured; State Aid Withholding)	3.25	6/28/2023	10,177,500	10,215,336
Oneida School District, BAN (Insured; State Aid Withholding) Ser. B	3.50	7/7/2023	7,500,000	7,524,757
				27,776,699
Texas - .3%
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	5.00	2/1/2023	2,000,000	2,008,348
Total Short-Term Municipal Investments (cost $33,204,444)			33,137,671
Total Investments (cost $761,409,394)			99.9%	739,858,272
Cash and Receivables (Net)			0.1%	955,934
Net Assets			100.0%	740,814,206

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, these securities were valued at $15,103,800 or 2.04% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of November 30, 2022.

f The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

g Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

h Non-income producing—security in default.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	739,858,272	-	739,858,272

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2022, accumulated net unrealized depreciation on investments was $21,551,122, consisting of $681,736 gross unrealized appreciation and $22,232,858 gross unrealized depreciation.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.